Earnings/(Loss) per share (Details) - € / shares shares in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Earnings/(Loss) per share
Basic earnings/(loss) per ordinary share (in euro per share)	€ 1.1557	€ (0.2130)	€ (0.9142)
Diluted earnings/(loss) per ordinary share (in euro per share)	€ 1.1529	€ (0.2130)	€ (0.9142)
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,136.8	1,130.5	1,110.4
Diluted	1,139.6	1,130.5	1,110.4
Weighted average share options assumed to be converted	3.0